Subsequent Events - Recent Financing Activities (Details) $ in Thousands, $ in Thousands	2 Months Ended		3 Months Ended
	Jun. 12, 2026 MXN ($)	Jun. 12, 2026 USD ($)	Mar. 31, 2026 MXN ($)	Mar. 31, 2026 USD ($)	Jun. 12, 2026 USD ($)	Mar. 31, 2026 USD ($)	Feb. 13, 2026 MXN ($)	Dec. 31, 2025 USD ($)	Jan. 01, 2025 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings							$ 31,500,000		$ 160,619,600
Revolving credit facility available			$ 19,000,000			$ 4,608,000
Obtain of revolving credit lines			19,000,000	$ 5,508,000
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Revolving credit facility available	$ 19,000,000				$ 3,350,000
Obtain of revolving credit lines	19,000,000	$ 4,150,000
PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						206,314
Repayments of revolving credit lines				$ 200,000
Outstanding of revolving credit lines						$ 206,314		$ 206,314
Revolving credit facility available			$ 23,686
PMI TRD DAC revolving credit lines | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Repayments of revolving credit lines		$ 200,000
Outstanding of revolving credit lines	206,314
Revolving credit facility available	$ 23,686